Segment and Geographic Information (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segment and Geographic Information (Details) [Line Items]
Number of operating segment			2		2
Total asset	$ 361,101		$ 361,101		$ 202,164	$ 210,494
Revenue earned from customers	28,098	$ 7,718	45,374	$ 16,408	35,064	52,755
Operating Segments [Member]
Segment and Geographic Information (Details) [Line Items]
Total asset	124,800		124,800		202,200
Revenue [Member]
Segment and Geographic Information (Details) [Line Items]
Revenue earned from customers	1,000	$ 1,800			5,700	$ 800
Customer [Member]
Segment and Geographic Information (Details) [Line Items]
Revenue earned from customers			2,000	$ 2,500
Insurance Services [Member]
Segment and Geographic Information (Details) [Line Items]
Total asset	119,800		119,800		196,100
Enterprise Business Solutions [Member]
Segment and Geographic Information (Details) [Line Items]
Total asset	$ 5,000		$ 5,000		$ 6,100